Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Jul. 01, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Software technology assets resulting from acquisitions, estimated useful live	7 years 3 months 18 days
Equity investments		$ 100,468,000	$ 94,133,000
Cardholders' loss reserve		6,300,000	5,800,000
Advertising expenses		5,700,000	1,300,000	1,000,000
Minimum
Significant Accounting Policies [Line Items]
Estimated forfeiture rate		0.00%
Maximum
Significant Accounting Policies [Line Items]
Estimated forfeiture rate		10.00%
TSYS de Mexico
Significant Accounting Policies [Line Items]
Equity method investment, percentage of ownership		49.00%
Equity investments		7,730,000	7,584,000
CUP Data
Significant Accounting Policies [Line Items]
Equity method investment, percentage of ownership		44.56%
Equity investments		92,738,000	86,549,000
Perpetual and site licenses | Minimum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		3 years
Perpetual and site licenses | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		10 years
Licensed computer software | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		10 years
Acquisition technology intangibles | Minimum
Significant Accounting Policies [Line Items]
Software technology assets resulting from acquisitions, estimated useful live		5 years
Acquisition technology intangibles | Maximum
Significant Accounting Policies [Line Items]
Software technology assets resulting from acquisitions, estimated useful live		9 years
Software development costs | Minimum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		3 years
Software development costs | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		10 years
Internal-use software | Minimum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		3 years
Internal-use software | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		10 years
Other intangible assets | Minimum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		3 years
Other intangible assets | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life		10 years
North American And International Services | Minimum
Significant Accounting Policies [Line Items]
Processing contracts		3 years
North American And International Services | Maximum
Significant Accounting Policies [Line Items]
Processing contracts		10 years
Merchant Services
Significant Accounting Policies [Line Items]
Reserve for merchant loss		1,100,000
Merchant Services | Minimum
Significant Accounting Policies [Line Items]
Processing contracts		3 years
Merchant Services | Maximum
Significant Accounting Policies [Line Items]
Processing contracts		8 years
Goodwill
Significant Accounting Policies [Line Items]
Equity investments		$ 51,400,000
Buildings and improvements | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live		5 years
Buildings and improvements | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live		40 years
Computer and other equipment | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live		2 years
Computer and other equipment | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live		5 years
Furniture and other equipment | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live		3 years
Furniture and other equipment | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live		15 years
NetSpend Holdings Inc
Significant Accounting Policies [Line Items]
Operating segments		4
NetSpend Holdings Inc | Minimum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life	5 years
NetSpend Holdings Inc | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life	8 years